Auditors' remuneration - Fees payable by HSBC to PwC (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Additional information [abstract]
Fees for HSBC Holdings’ statutory audit	$ 16.4	$ 15.1	$ 14.0
Fees for other services provided to HSBC	103.1	114.6	97.1
– audit of HSBC’s subsidiaries	70.2	69.7	51.7
– audit-related assurance services	11.4	10.8	17.8
– other assurance services	13.5	25.2	14.9
– taxation compliance services	1.4	1.2	1.9
– taxation advisory services	0.1	0.0	0.4
– other non-audit services	6.5	7.7	10.4
Year ended 31 Dec	$ 119.5	$ 129.7	$ 111.1